Financial assets at fair value through the income statement	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through the income statement	Financial assets at fair value through the income statement

Accounting for financial assets mandatorily at fair value
Financial assets that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

Accounting for financial assets designated at fair value
Financial assets, other than those held for trading, are classified in this category if they are so irrevocably designated at inception and the use of the designation removes or significantly reduces an accounting mismatch.
Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.
The details on how the fair value amounts are derived for financial assets at fair value are described in Note 16.

	Barclays Bank Group
	2021	2020
	£m	£m
Loans and advances	2,813	2,170
Debt securities	318	291
Reverse repurchase agreements and other similar secured lending	—	19
Financial assets designated at fair value	3,131	2,480

Loans and advances	33,089	25,279
Debt securities	1,937	1,406
Equity securities	4,798	3,742
Reverse repurchase agreements and other similar secured lending	145,186	138,539
Other financial assets	85	315
Financial assets mandatorily at fair value	185,095	169,281
Total	188,226	171,761
Credit risk of financial assets designated at fair value and related credit derivatives
The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities and reverse repurchase agreements and other similar secured lending designated at fair value as they have minimal exposure to credit risk. Reverse repurchase agreements are collateralised and debt securities are primarily relating to high quality sovereigns.

	Barclays Bank Group

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	2,813	2,170	1	(46)	(3)	(51)
Value mitigated by related credit derivatives	1,617	795	(3)	3	(3)	3